Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials	$ 313,676	$ 430,004
Finished goods	84,253	240,467
Inventories, Gross	397,929	670,471
Less: Reserve	(25,059)	(56,833)
Inventories, Net	$ 372,870	$ 613,638